Issuance of Negotiable Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Banco Supervielle S.A. [member]
Statement [LineItems]
Summary of Negotiable Obligations Under issuance Program

The following chart provides the main terms and conditions of issuances underway as of December 31, 2018, 2017 and January 1, 2017:

Issuance date	Currency	Class	Amount	Amortization	Term	Maturity date	Rate	Book Value
								12/31/2018	12/31/2017	01/01/2017
11/11/2010	U$S	I	50,000	100% at mat,	84 Months	11/11/2017	11,375%	—	—	1,475,283
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	871,571	637,387	669,994
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	512,246	375,274	395,156

Total								1,383,817	1,012,661	2,540,433

Cordial Compania Financiera S.A. [member]
Statement [LineItems]
Summary of Negotiable Obligations

As of December 31, 2018, 2017 and January 1, 2017, the amounts outstanding and the terms corresponding to outstanding unsubordinated negotiable obligations were as follows:

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2018	12/31/2017	01/01/2017
Grupo Supervielle Class XIII	01/31/2014	01/31/2019	Badlar + Spread 6,25%	28,023	37,794	46,919
Grupo Supervielle Class XX	07/28/2015	01/28/2017	Mixed	—	—	249,185
Banco Supervielle Class V	11/20/2015	05/20/2017	Badlar + Spread 4,5%	—	—	643,900
Banco Supervielle Class VI	10/12/2016	10/12/2016	Badlar + Spread 3,5%	—	658,017	817,307
Banco Supervielle Class VI	11/17/2016	11/17/2017	Badlar + Spread 3,5%	—	—	510,048
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4,5%	4,200,603	7,256,569	—
Banco Supervielle Class B	12/22/17	12/22/2019	Floating TM20 + Spread 3,25%	600,155	930,628	—
Banco Supervielle Class C	12/22/17	12/22/2021	Badlar + Spread 4,25%	667,236	976,054	—
Banco Supervielle Class D	02/14/18	08/14/2019	Badlar + Spread 3,5%	768,861	—	—
Banco Supervielle Class E	02/14/18	02/14/2023	Badlar + Spread 4,05%	1,687,173	—	—
Cordial Compañía Financiera Class IX	10/06/2015	04/06/2017	Badlar + Spread 5,95%	—	—	174,092
Cordial Compañía Financiera Class X	05/19/2016	11/19/2017	Badlar + Spread 5,5%	—	—	377,843
Cordial Compañía Financiera Class XI	10/25/2016	04/24/2018	Badlar + Spread 3,57%	—	309,734	386,875
Cordial Compañía Financiera Class XII	12/23/2016	12/23/2017	Fixed 24,90%	—	—	287,252
Cordial Compañía Financiera Class XIII	12/23/2016	06/23/2018	Badlar + Spread 4%	—	225,087	282,104
Cordial Compañía Financiera Class XIV	05/11/2017	05/11/2019	Badlar + Spread 3,5%	397,590	850,654	—
Cordial Compañía Financiera Class XV	08/24/2017	02/23/2019	Badlar + Spread 3,75%	365,401	625,210	—
Cordial Compañía Financiera Class XVI	11/22/2017	11/21/2019	Floating TM20 + Spread 4,25%	541,013	811,490	—
Micro Lending Class II	08/16/2016	08/16/2019	Badlar + Spread 5%	20,004	—	—
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	31,112	—	—

Total				9,307,171	12,681,237	3,775,525